Financial Instruments - Long-Term Debt (Details) - USD ($)		Dec. 31, 2015	Oct. 05, 2015	Sep. 03, 2015	Dec. 31, 2014	May. 15, 2014
Debt Instrument [Line Items]
Long-term debt		$ 28,818,000,000
Current portion of long-term debt	[1]	3,720,000,000			$ 3,011,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 4,500,000,000
Long-term debt		28,818,000,000			31,541,000,000
Current portion of long-term debt		$ 3,720,000,000			3,011,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 6.20%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		6.20%
Long-term debt	[2]	$ 3,276,000,000			3,264,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 7.20%, Due 2039 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		7.20%
Long-term debt	[2]	$ 2,856,000,000			2,902,000,000
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 4.75%, Due 2016 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.75%
Long-term debt	[3]	$ 0			2,424,000,000
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.75%
Long-term debt	[3]	$ 2,172,000,000			2,419,000,000
Unsecured Debt [Member] | Senior Unsecured Great Britain Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		6.50%
Long-term debt	[3]	$ 2,202,000,000			2,316,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 5.95%, Due 2037 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.95%
Long-term debt	[4]	$ 2,057,000,000			2,083,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 2.10%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.10%
Long-term debt	[4]	$ 1,515,000,000			1,507,000,000
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 4.55%, Due 2017 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.55%
Long-term debt	[5]	$ 1,041,000,000			1,201,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 5.50%, Due 2016 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.50%
Long-term debt	[3]	$ 0			1,018,000,000
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 2.83%, Due 2017-2020 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.83%
Long-term debt	[6]	$ 6,152,000,000			5,161,000,000
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 5.18% Percent, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage		5.18%
Long-term debt	[7]	$ 7,547,000,000			6,698,000,000
Unsecured Debt [Member] | Foreign Currency Notes Payable And Other Foreign Currency Debt, Weighted Average Interest Rate, 2.84%, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage		2.84%
Long-term debt	[8]	$ 0			$ 547,000,000
Hospira [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,700,000,000	$ 1,750,000,000
Fair value of long-term debt				$ 1,928,000,000

[1]	Amounts may not add due to rounding.
[2]	Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50%, plus, in each case, accrued and unpaid interest.
[3]	Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20%. plus, in each case, accrued and unpaid interest.
[4]	The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% for the 5.95% notes and 0.07% for the 2.10% notes, plus, in each case, accrued and unpaid interest.
[5]	The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the price at which the gross redemption yield on the notes would be equal to the gross redemption yield of a comparable European government bond (selected at the discretion of the Trustee) on the basis of the middle market price of such European government bond.
[6]	Contains debt issuances with a weighted-average maturity of approximately two years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average of 0.12%, plus, in each case, accrued and unpaid interest.
[7]	Contains debt issuances with a weighted-average maturity of approximately 15 years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average of 0.20%, plus, in each case, accrued and unpaid interest.
[8]	At December 31, 2015, the debt issuances have been reclassified to Current portion of long-term debt.